Consolidated Statements of Shareholder Equity (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Distributions declared per common share	$ 0.2	$ 0.2	$ 0.88	$ 1.16